ACCOUNTS RECEIVABLE, NET (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
ACCOUNTS RECEIVABLE, NET
Receivables due from partners	¥ 19,656	$ 2,693	¥ 31,611
Receivables due from franchisees	8,786	1,204
Receivables due from corporate customers	82,809	11,347	49,054
Accounts receivable	111,251	15,244	80,665
Allowance for credit losses	0		0
Accounts receivable, net	¥ 111,300	$ 15,244	¥ 80,665